Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Taxes
Value added tax	€ 1,114	€ 1,025	€ 966
Other operating taxes and levies	151	138	138
Operating taxes and levies - receivables	1,265	1,163	1,104
Value added tax	(687)	(682)	(652)
Territorial Economic Contribution, IFER and similar taxes	(96)	(89)	(87)
Spectrum fees	(19)	(18)	(21)
Levies on telecommunication services	(107)	(143)	(128)
Other operating taxes and levies	(496)	(504)	(391)
Operating taxes and levies - payables	(1,405)	(1,436)	(1,279)
Operating taxes and levies - net	€ (140)	€ (273)	€ (175)	€ (197)